Other receivables (Tables)	6 Months Ended
Dec. 31, 2024
Other receivables [Abstract]
Other Receivables

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Trade receivables	88	152
Government grant receivable	649	2,078
Share issuance proceeds	-	16,563
Interest receivable	738	1,472
ERS receivable	3,341	1,128
Other receivables	2,476	130
Goods and services tax receivable	19,167	7,844

Total other receivables	26,459	29,367